MORGAN STANLEY S&P 500 INDEX FUND
LETTER TO THE SHAREHOLDERS o AUGUST 31, 2002


DEAR SHAREHOLDER:
The 12-month period ended August 31, 2002, has been a difficult one for the equity markets. Following the plunge in the equity markets after the terrorist attacks on September 11, 2001, investors witnessed a strong market rally that diminished during the first two months of 2002. Since early January there has been a tug of war between cyclical forces and investors' concerns about corporate governance, balance-sheet integrity and the magnitude of the economic recovery. Although the weakness in equities was fairly broadly based, technology companies were hit especially hard, resulting from corporations trimming their spending on information technology and renewed rounds of downward earnings revisions in the telecommunications sector. For the first time in any postwar recession, however, consumer spending on durables did not decline. Instead, consumer spending in this area remained steadfast despite record high debt levels and record low savings levels. Even a ratcheting up of unemployment did not deter this spending. As a result, the consumer-cyclical area uncharacteristically led both the economy and the stock market in performance.

Investors continued to be concerned about the potential for more terrorist attacks that could suddenly send stock prices plunging. Also, a steady stream of accounting scandals-culminating with WorldCom's admission that it improperly accounted for $3.8 billion in expenses-had an enormous effect on the market. Complicating the environment, stock investors became concerned by a perceived lack of integrity in Wall Street's research. Further, growth stocks, even after several years of falling valuations, continued to be highly valued relative to their earnings growth. This situation put additional downward pressure on stock prices.


PERFORMANCE AND PORTFOLIO STRATEGY
For the 12-month period ended August 31, 2002, Morgan Stanley S&P 500 Index Fund's Class A, B, C and D shares returned -18.57 percent, -19.19 percent, -19.19 percent and -18.43 percent, respectively. For the same period, the Standard & Poor's 500 Index (S&P 500) returned -17.98 percent. The performance of the Fund's four share classes varies because each has different expenses. These total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower.

The Fund seeks to deliver investment results that, before expenses, correspond to the total return (i.e., the combination of capital charges and income) of the S&P 500 Index, by investing in substantially all the stocks that comprise the Index in approximately the same proportion as they are represented in the Index.


LOOKING AHEAD
We are cautiously optimistic about the second half of the year, given a number of what in our view are somewhat encouraging investment trends. For example, stock valuations have come down considerably in

MORGAN STANLEY S&P 500 INDEX FUND
LETTER TO THE SHAREHOLDERS o AUGUST 31, 2002 CONTINUED

recent months. Investor sentiment now seems to us to be as negative as it has been since September 11, 2001. Contrarians see this as a potentially favorable sign because historically there has been a correlation between extreme levels of investor negativity and the point at which the stock market hits bottom. Another favorable sign is surprisingly strong economic growth during the first half of the year. Even though the economy has performed better than expected, stock prices are now lower than their last September 11 levels. This discrepancy has yet to be reconciled.

Although the current market environment warrants caution on the part of investors, rewarding investment opportunities may often arise following such periods of stress and poor investor sentiment. We are beginning to turn more constructive, as we have witnessed some encouraging signs in the economy and the market's valuation. We remain cautiously optimistic about the economic outlook in light of the modest improvement in the industrial economy and strong fiscal and monetary stimulus. The valuations of select segments of the market have become more reasonable following the recent correction in equity prices. Many high-quality businesses with strong long-term prospects are, in our view, beginning to trade at more attractive valuations.

We appreciate your ongoing support of Morgan Stanley S&P 500 Index Fund and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo                               /s/ Mitchell M. Merin
--------------------------                               ---------------------
Charles A. Fiumefreddo                                   Mitchell M. Merin
Chairman of the Board                                    President and CEO


ANNUAL HOUSEHOLDING NOTICE
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

MORGAN STANLEY S&P 500 INDEX FUND
FUND PERFORMANCE o AUGUST 31, 2002

                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]

                       Class A    Class B    Class C      Class D      S&P 500
September 26, 1997    $ 9,475     $10,000    $10,000      $10,000      $10,000
November 30, 1997     $ 9,598     $10,110    $10,110      $10,130      $10,139
February 28, 1998     $10,562     $11,109    $11,108      $11,153      $11,180
May 31, 1998          $10,999     $11,549    $11,548      $11,624      $11,667
August 31, 1998       $ 9,669     $10,138    $10,137      $10,230      $10,275
November 30, 1998     $11,788     $12,330    $12,328      $12,477      $12,538
February 28, 1999     $12,563     $13,117    $13,117      $13,304      $13,386
May 31, 1999          $13,222     $13,778    $13,779      $14,011      $14,119
August 31, 1999       $13,423     $13,959    $13,959      $14,233      $14,366
November 30, 1999     $14,140     $14,680    $14,680      $15,001      $15,158
February 29, 2000     $13,923     $14,433    $14,433      $14,782      $14,956
May 31, 2000          $14,498     $14,995    $14,996      $15,400      $15,598
August 31, 2000       $15,503     $16,010    $16,010      $16,483      $16,708
November 30, 2000     $13,454     $13,860    $13,861      $14,306      $14,517
February 28, 2001     $12,707     $13,067    $13,067      $13,517      $13,729
May 31, 2001          $12,889     $13,228    $13,228      $13,719      $13,951
August 31, 2001       $11,654     $11,932    $11,932      $12,413      $12,634
November 30, 2001     $11,730     $11,982    $11,982      $12,494      $12,744
February 28, 2002     $11,414     $11,641    $11,641      $12,170      $12,425
May 31, 2002          $11,022     $11,219    $11,219      $11,755      $12,021
August 31, 2002       $ 9,489(3)  $ 9,450(3) $ 9,642(3)   $10,125      $10,363

--------------------------------------------------------------------------------
          -CLASS A   -CLASS B   -CLASS C   -CLASS D   -S&P 500(4)
--------------------------------------------------------------------------------


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


    Average Annual Total Returns - Period Ended August 31, 2002
-------------------------------------------------------------------
                       Class A Shares*
-------------------------------------------------------------------
1 Year                        (18.57)%(1)        (22.85)%(2)
Since Inception (9/26/97)       0.03 %(1)         (1.06)%(2)


                       Class B Shares**
-------------------------------------------------------------------
1 Year                        (19.19)%(1)        (23.23)%(2)
Since Inception (9/26/97)      (0.74)%(1)         (1.14)%(2)


                       Class C Shares+
-------------------------------------------------------------------
1 year                        (19.19)%(1)        (20.00)%(2)
Since Inception (9/26/97)      (0.74)%(1)         (0.74)%(2)


                       Class D Shares++
-------------------------------------------------------------------
1 Year                        (18.43)%(1)
Since Inception (9/26/97)       0.25 %(1)


------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on August 31, 2002.
(4) The Standard and Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based Index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*     The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
++    Class D has no sales charge.

MORGAN STANLEY S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002

 NUMBER OF
   SHARES                                                               VALUE
------------                                                       --------------
                      COMMON STOCKS (98.9%)
                      Advertising/Marketing Services (0.2%)
    72,049            Interpublic Group of Companies, Inc. .....   $    1,313,453
    35,282            Omnicom Group, Inc. ......................        2,134,561
                                                                   --------------
                                                                        3,448,014
                                                                   --------------
                      Aerospace & Defense (1.3%)
  158,204             Boeing Co. ...............................        5,864,622
   38,040             General Dynamics Corp. ...................        2,991,466
   19,232             Goodrich Corp. ...........................          401,372
   85,001             Lockheed Martin Corp. ....................        5,382,263
   21,274             Northrop Grumman Corp. ...................        2,612,447
   75,100             Raytheon Co. .............................        2,628,500
   34,421             Rockwell Collins, Inc. ...................          731,446
                                                                   --------------
                                                                       20,612,116
                                                                   --------------
                      Agricultural Commodities/Milling (0.1%)
  122,877             Archer-Daniels-Midland Co. ...............        1,497,871
                                                                   --------------
                      Air Freight/Couriers (1.0%)
   56,188             FedEx Corp. ..............................        2,660,502
  210,665             United Parcel Service, Inc. (Class B).....       13,463,600
                                                                   --------------
                                                                       16,124,102
                                                                   --------------
                      Airlines (0.2%)
   29,255             AMR Corp.* ...............................          298,108
   23,241             Delta Air Lines, Inc. ....................          408,344
  145,537             Southwest Airlines Co. ...................        2,068,081
                                                                   --------------
                                                                        2,774,533
                                                                   --------------
                      Alternative Power Generation (0.0%)
   70,518             Calpine Corp.* ...........................          344,128
                                                                   --------------
                      Aluminum (0.3%)
  159,674             Alcoa, Inc. ..............................        4,006,221
                                                                   --------------
                      Apparel/Footwear (0.4%)
   32,035             Cintas Corp. .............................        1,409,860
   24,289             Jones Apparel Group, Inc.* ...............          876,590
   20,115             Liz Claiborne, Inc. ......................          567,645
   50,626             Nike, Inc. (Class B) .....................        2,186,031
   11,221             Reebok International Ltd.* ...............          274,466
   20,767             VF Corp. .................................          843,348
                                                                   --------------
                                                                        6,157,940
                                                                   --------------
                      Apparel/Footwear Retail (0.4%)
  163,467             Gap, Inc. (The) ..........................   $    1,917,468
   97,858             Limited Brands, Inc. .....................        1,496,249
   25,387             Nordstrom, Inc. ..........................          490,731
  101,797             TJX Companies, Inc. (The) ................        2,013,545
                                                                   --------------
                                                                        5,917,993
                                                                   --------------
                      Auto Parts: O.E.M. (0.3%)
   28,020             Dana Corp. ...............................          474,659
  105,782             Delphi Corp. .............................        1,031,374
   13,239             Eaton Corp. ..............................          936,527
   16,712             Johnson Controls, Inc. ...................        1,442,078
   24,031             TRW Inc. .................................        1,379,379
   24,666             Visteon Corp. ............................          280,946
                                                                   --------------
                                                                        5,544,963
                                                                   --------------
                      Automotive Aftermarket (0.0%)
   13,792             Cooper Tire & Rubber Co. .................          287,977
   30,745             Goodyear Tire & Rubber Co. (The) .........          415,672
                                                                   --------------
                                                                          703,649
                                                                   --------------
                      Beverages: Alcoholic (0.6%)
  165,306             Anheuser-Busch Companies, Inc. ...........        8,787,667
   12,883             Brown-Forman Corp. (Class B) .............          907,350
    6,804             Coors (Adolph) Co. (Class B) .............          408,580
                                                                   --------------
                                                                       10,103,597
                                                                   --------------
                      Beverages: Non-Alcoholic (1.7%)
  468,420             Coca Cola Co. ............................       23,889,420
   84,107             Coca-Cola Enterprises Inc. ...............        1,699,802
   53,295             Pepsi Bottling Group, Inc. (The)..........        1,556,214
                                                                   --------------
                                                                       27,145,436
                                                                   --------------
                      Biotechnology (0.9%)
  241,762             Amgen Inc.* ..............................       10,886,543
   28,010             Biogen, Inc.* ............................          938,335
   35,776             Chiron Corp.* ............................        1,355,553
   40,265             Genzyme Corp. (General Division)* ........          832,680
   47,165             MedImmune, Inc.* .........................        1,210,254
                                                                   --------------
                                                                       15,223,365
                                                                   --------------


                        See Notes to Financial Statements

MORGAN STANLEY S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 CONTINUED



 NUMBER OF
   SHARES                                                          VALUE
------------                                                  --------------

                      Broadcasting (0.3%)
  115,547             Clear Channel Communications, Inc.* .   $    3,949,396
   43,175             Univision Communications, Inc.
                         (Class A)* .......................        1,005,977
                                                              --------------
                                                                   4,955,373
                                                              --------------
                      Building Products (0.2%)
   13,688             American Standard Companies, Inc.* ..          980,471
   91,262             Masco Corp. .........................        2,204,890
                                                              --------------
                                                                   3,185,361
                                                              --------------
                      Cable/Satellite TV (0.3%)
  178,370             Comcast Corp. (Class A Special)* ....        4,250,557
                                                              --------------
                      Casino/Gaming (0.1%)
   21,626             Harrah's Entertainment, Inc.* .......        1,028,100
                                                              --------------
                      Chemicals: Agricultural (0.0%)
   41,603             Monsanto Co. ........................          764,247
                                                              --------------
                      Chemicals: Major Diversified (0.9%)
  170,903             Dow Chemical Co. (The) ..............        5,164,689
  187,005             Du Pont (E.I.) de Nemours & Co. .....        7,538,172
   14,577             Eastman Chemical Co. ................          654,070
   20,564             Hercules Inc.* ......................          215,922
   41,665             Rohm & Haas Co. .....................        1,516,189
                                                              --------------
                                                                  15,089,042
                                                              --------------
                      Chemicals: Specialty (0.3%)
   42,850             Air Products & Chemicals, Inc. ......        2,010,093
   24,438             Engelhard Corp. .....................          639,298
    9,465             Great Lakes Chemical Corp. ..........          272,213
   30,808             Praxair, Inc. .......................        1,726,172
   13,804             Sigma-Aldrich Corp. .................          704,004
                                                              --------------
                                                                   5,351,780
                                                              --------------
                      Commercial Printing/Forms (0.1%)
   11,960             Deluxe Corp. ........................          543,702
   21,362             Donnelley (R.R.) & Sons Co. .........          563,530
                                                              --------------
                                                                   1,107,232
                                                              --------------
                      Computer Communications (1.2%)
   68,114             Avaya Inc.* .........................          143,039
1,380,807             Cisco Systems, Inc.* ................       19,082,753
                                                              --------------
                                                                  19,225,792
                                                              --------------


 NUMBER OF
   SHARES                                                          VALUE
------------                                                  --------------
                      Computer Peripherals (0.3%)
  419,322             EMC Corp.* ..........................   $    2,834,617
   24,469             Lexmark International, Inc.* ........        1,154,937
   62,964             Network Appliance, Inc.* ............          600,677
   17,526             QLogic Corp.* .......................          587,997
                                                              --------------
                                                                   5,178,228
                                                              --------------
                      Computer Processing Hardware (1.5%)
   66,973             Apple Computer, Inc.* ...............          987,852
  489,542             Dell Computer Corp.* ................       13,031,608
   61,110             Gateway, Inc.* ......................          213,885
  569,404             Hewlett-Packard Co.* ................        7,647,096
   18,573             NCR Corp.* ..........................          521,901
  612,234             Sun Microsystems, Inc.* .............        2,259,143
                                                              --------------
                                                                  24,661,485
                                                              --------------
                      Construction Materials (0.0%)
   19,128             Vulcan Materials Co. ................          746,375
                                                              --------------
                      Consumer Sundries (0.0%)
   12,287             American Greetings Corp. (Class A)* .          205,193
                                                              --------------
                      Containers/Packaging (0.1%)
   10,712             Ball Corp. ..........................          533,565
    9,985             Bemis Company, Inc. .................          529,005
   29,825             Pactiv Corp.* .......................          541,622
   15,829             Sealed Air Corp.* ...................          245,191
    9,988             Temple-Inland, Inc. .................          510,886
                                                              --------------
                                                                   2,360,269
                                                              --------------
                      Contract Drilling (0.2%)
   27,181             Nabors Industries, Ltd. (Bermuda)* ..          897,517
   25,357             Noble Corp.* ........................          787,842
   17,712             Rowan Companies, Inc.* ..............          364,513
   60,198             Transocean Inc. .....................        1,474,851
                                                              --------------
                                                                   3,524,723
                                                              --------------
                      Data Processing Services (0.9%)
  116,956             Automatic Data Processing, Inc.              4,417,428
   96,283             Concord EFS, Inc.* ..................        1,965,136
   32,609             Convergys Corp.* ....................          583,375
  144,210             First Data Corp. ....................        5,011,297
   36,067             Fiserv, Inc.* .......................        1,327,626
   70,743             Paychex, Inc. .......................        1,655,386
                                                              --------------
                                                                  14,960,248
                                                              --------------

                       See Notes to Financial Statements

MORGAN STANLEY S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 CONTINUED




  NUMBER OF
    SHARES                                                          VALUE
-------------                                                  --------------
                      Department Stores (0.7%)
    15,882            Dillard's, Inc. (Class A) ............   $      390,062
    37,932            Federated Department Stores, Inc.* ...        1,361,759
    63,388            Kohl's Corp.* ........................        4,419,411
    53,985            May Department Stores Co. ............        1,583,380
    50,332            Penney (J.C.) Co., Inc. ..............          873,764
    59,368            Sears, Roebuck & Co. .................        2,701,838
                                                               --------------
                                                                   11,330,214
                                                               --------------
                      Discount Stores (3.5%)
    21,867            Big Lots, Inc.* ......................          368,459
    85,635            Costco Wholesale Corp.* ..............        2,861,065
    62,672            Dollar General Corp. .................          938,827
    32,644            Family Dollar Stores, Inc. ...........          931,986
  171,012             Target Corp. .........................        5,848,610
  838,883             Wal-Mart Stores, Inc. ................       44,863,463
                                                               --------------
                                                                   55,812,410
                                                               --------------
                      Drugstore Chains (0.6%)
   73,917             CVS Corp. ............................        2,172,421
  193,010             Walgreen Co. .........................        6,707,097
                                                               --------------
                                                                    8,879,518
                                                               --------------
                      Electric Utilities (2.5%)
  100,766             AES Corp.* ...........................          304,313
   23,669             Allegheny Energy, Inc. ...............          488,765
   27,223             Ameren Corp. .........................        1,199,173
   63,912             American Electric Power Co., Inc. ....        2,179,399
   31,509             Cinergy Corp. ........................        1,083,910
   25,422             CMS Energy Corp. .....................          268,456
   40,104             Consolidated Edison, Inc. ............        1,631,832
   30,936             Constellation Energy Group, Inc.                866,517
   52,162             Dominion Resources, Inc. .............        3,271,079
   31,430             DTE Energy Co. .......................        1,348,661
  156,499             Duke Energy Corp. ....................        4,198,868
   61,346             Edison International* ................          734,925
   42,298             Entergy Corp. ........................        1,784,553
   60,729             Exelon Corp. .........................        2,843,332
   56,133             FirstEnergy Corp. ....................        1,852,389
   33,194             FPL Group, Inc. ......................        1,894,714
   75,811             Mirant Corp.* ........................          286,566
   73,440             PG&E Corp.* ..........................          833,544
   15,994             Pinnacle West Capital Corp. ..........          534,360
   27,750             PPL Corp. ............................        1,008,712


  NUMBER OF
    SHARES                                                          VALUE
-------------                                                  --------------
   41,656             Progress Energy, Inc. ................   $    1,937,837
   38,894             Public Service Enterprise
                         Group, Inc. .......................        1,369,069
   57,250             Reliant Energy, Inc. .................          678,412
  132,863             Southern Co. (The) ...................        3,847,712
   28,980             TECO Energy, Inc. ....................          572,355
   50,223             TXU Corp. ............................        2,428,784
   74,341             Xcel Energy, Inc. ....................          718,134
                                                               --------------
                                                                   40,166,371
                                                               --------------
                      Electrical Products (0.4%)
   36,957             American Power Conversion Corp.* .....          462,332
   17,551             Cooper Industries Ltd. (Class A)                574,269
   79,267             Emerson Electric Co. .................        3,866,644
   36,498             Molex Inc. ...........................        1,083,991
   14,919             Power-One, Inc.* .....................           63,107
   10,994             Thomas & Betts Corp.* ................          177,553
                                                               --------------
                                                                    6,227,896
                                                               --------------
                      Electronic Components (0.1%)
   37,257             Jabil Circuit, Inc.* .................          697,078
   98,840             Sanmina-SCI Corp.* ...................          349,894
  155,198             Solectron Corp.* .....................          577,337
                                                               --------------
                                                                    1,624,309
                                                               --------------
                      Electronic Equipment/Instruments (0.4%)
   87,555             Agilent Technologies, Inc.* ..........        1,175,864
  256,367             JDS Uniphase Corp.* ..................          689,627
   23,710             PerkinElmer, Inc. ....................          135,147
   34,904             Rockwell Automation Inc. .............          642,932
   29,538             Scientific-Atlanta, Inc. .............          435,390
   43,244             Symbol Technologies, Inc. ............          394,385
   17,204             Tektronix, Inc.* .....................          298,661
   32,504             Thermo Electron Corp.* ...............          577,921
   24,776             Waters Corp.* ........................          618,904
  135,564             Xerox Corp.* .........................          950,304
                                                               --------------
                                                                    5,919,135
                                                               --------------
                      Electronic Production Equipment (0.4%)
  308,921             Applied Materials, Inc.* .............        4,127,185
   35,667             KLA-Tencor Corp.* ....................        1,172,374
   27,381             Novellus Systems, Inc.* ..............          669,739
   34,491             Teradyne, Inc.* ......................          436,311
                                                               --------------
                                                                    6,405,609
                                                               --------------

                       See Notes to Financial Statements

MORGAN STANLEY S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 CONTINUED


  NUMBER OF
    SHARES                                                          VALUE
-------------                                                  --------------
                      Electronics/Appliance Stores (0.2%)
    60,458            Best Buy Co., Inc.* ..................   $    1,281,710
    39,511            Circuit City Stores - Circuit
                         City Group ........................          550,783
    32,786            RadioShack Corp. .....................          714,407
                                                               --------------
                                                                    2,546,900
                                                               --------------
                      Electronics/Appliances (0.1%)
    14,624            Maytag Corp. .........................          477,327
    12,815            Whirlpool Corp. ......................          708,798
                                                               --------------
                                                                    1,186,125
                                                               --------------
                      Engineering & Construction (0.0%)
    15,193            Fluor Corp. ..........................          420,238
                                                               --------------
                      Environmental Services (0.2%)
    37,181            Allied Waste Industries, Inc.* .......          323,847
  116,564             Waste Management, Inc. ...............        2,964,223
                                                               --------------
                                                                    3,288,070
                                                               --------------
                      Finance/Rental/Leasing (2.3%)
   41,467             Capital One Financial Corp. ..........        1,479,128
   23,309             Countrywide Credit Industries, Inc. ..        1,223,489
  188,068             Fannie Mae ...........................       14,251,793
  131,074             Freddie Mac ..........................        8,401,843
   86,098             Household International, Inc. ........        3,108,999
  240,966             MBNA Corp. ...........................        4,867,513
   54,454             Providian Financial Corp. ............          309,299
   11,678             Ryder System, Inc. ...................          305,263
   29,296             SLM Corp. ............................        2,684,978
                                                               --------------
                                                                   36,632,305
                                                               --------------
                      Financial Conglomerates (3.7%)
  250,818             American Express Co. .................        9,044,497
  970,716             Citigroup, Inc. ......................       31,790,949
  375,491             J.P. Morgan Chase & Co. ..............        9,912,962
   55,536             John Hancock Financial
                         Services, Inc. ....................        1,685,518
   67,632             Principal Financial Group, Inc.*......        1,983,647
  110,616             Prudential Financial, Inc.* ..........        3,340,603
   61,340             State Street Corp. ...................        2,657,249
                                                               --------------
                                                                   60,415,425
                                                               --------------
                      Financial Publishing/Services (0.4%)
   27,306             Equifax, Inc. ........................          635,684
   36,588             McGraw-Hill Companies, Inc. (The) ....        2,320,045


  NUMBER OF
    SHARES                                                          VALUE
-------------                                                  --------------
   29,100             Moody's Corp. ........................   $    1,406,112
   53,197             SunGard Data Systems Inc.* ...........        1,311,306
                                                               --------------
                                                                    5,673,147
                                                               --------------
                      Food Distributors (0.3%)
   25,114             Supervalu, Inc. ......................          521,618
  125,107             SYSCO Corp. ..........................        3,548,035
                                                               --------------
                                                                    4,069,653
                                                               --------------
                      Food Retail (0.5%)
   76,698             Albertson's, Inc. ....................        1,972,673
  149,766             Kroger Co.* ..........................        2,707,769
   91,148             Safeway Inc.* ........................        2,353,441
   26,510             Winn-Dixie Stores, Inc. ..............          428,137
                                                               --------------
                                                                    7,462,020
                                                               --------------
                      Food: Major Diversified (1.6%)
   77,235             Campbell Soup Co. ....................        1,787,990
   69,090             General Mills, Inc. ..................        2,907,998
   65,967             Heinz (H.J.) Co. .....................        2,491,574
   77,029             Kellogg Co. ..........................        2,477,253
  333,452             PepsiCo, Inc. ........................       13,188,027
  147,710             Sara Lee Corp. .......................        2,723,772
                                                               --------------
                                                                   25,576,614
                                                               --------------
                      Food: Meat/Fish/Dairy (0.2%)
  101,151             ConAgra Foods Inc. ...................        2,659,260
                                                               --------------
                      Food: Specialty/Candy (0.3%)
   25,742             Hershey Foods Corp. ..................        1,949,957
   42,499             Wrigley (Wm.) Jr. Co. ................        2,163,624
                                                               --------------
                                                                    4,113,581
                                                               --------------
                      Forest Products (0.1%)
   19,721             Louisiana-Pacific Corp. ..............          152,838
   41,200             Weyerhaeuser Co. .....................        2,245,812
                                                               --------------
                                                                    2,398,650
                                                               --------------
                      Gas Distributors (0.3%)
   68,124             Dynegy, Inc. (Class A) ...............          141,698
   26,540             KeySpan Corp. ........................          929,962
   23,035             Kinder Morgan, Inc. ..................          948,812
    8,350             Nicor Inc. ...........................          237,140
   39,138             NiSource Inc. ........................          778,455
    6,688             Peoples Energy Corp. .................          223,513
   38,724             Sempra Energy ........................          929,763
                                                               --------------
                                                                    4,189,343
                                                               --------------

                       See Notes to Financial Statements

MORGAN STANLEY S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 CONTINUED


 NUMBER OF
   SHARES                                                         VALUE
-------------                                                --------------
                      Home Building (0.1%)
      11,544          Centex Corp. .......................   $      582,857
       9,684          KB Home ............................          464,348
      11,481          Pulte Homes, Inc. ..................          548,103
                                                             --------------
                                                                  1,595,308
                                                             --------------
                      Home Furnishings (0.2%)
      36,969          Leggett & Platt, Inc. ..............          855,832
      50,263          Newell Rubbermaid, Inc. ............        1,739,100
      10,986          Tupperware Corp. ...................          200,385
                                                             --------------
                                                                  2,795,317
                                                             --------------
                      Home Improvement Chains (1.3%)
    444,125           Home Depot, Inc. (The) .............       14,625,036
    146,497           Lowe's Companies, Inc. .............        6,062,046
                                                             --------------
                                                                 20,687,082
                                                             --------------
                      Hospital/Nursing
                      Management (0.6%)
     96,944           HCA Inc. ...........................        4,512,743
     45,432           Health Management Associates, Inc.
                         (Class A)* ......................          874,566
     18,918           Manor Care, Inc.* ..................          443,438
     92,186           Tenet Healthcare Corp.* ............        4,348,414
                                                             --------------
                                                                 10,179,161
                                                             --------------
                      Hotels/Resorts/Cruiselines (0.4%)
    110,610           Carnival Corp. .....................        2,706,627
     69,880           Hilton Hotels Corp. ................          804,319
     45,801           Marriott International, Inc.
                         (Class A) .......................        1,499,067
     37,600           Starwood Hotels & Resorts
                         Worldwide, Inc. .................          969,328
                                                             --------------
                                                                  5,979,341
                                                             --------------
                      Household/Personal Care (2.8%)
     10,897           Alberto-Culver Co. (Class B) .......          536,786
     44,593           Avon Products, Inc. ................        2,173,463
     43,371           Clorox Co. (The) ...................        1,867,555
    103,185           Colgate-Palmolive Co. ..............        5,628,742
    199,308           Gillette Co. (The) .................        6,284,181
     17,774           International Flavors &
                         Fragrances, Inc. ................          573,212
     97,858           Kimberly-Clark Corp. ...............        5,855,823
    245,101           Procter & Gamble Co. (The) .........       21,728,204
                                                             --------------
                                                                 44,647,966
                                                             --------------


 NUMBER OF
   SHARES                                                         VALUE
-------------                                                --------------
                      Industrial Conglomerates (5.3%)
     73,309           3M Co. .............................   $    9,159,960
  1,874,224           General Electric Co.** .............       56,507,854
    154,198           Honeywell International, Inc. ......        4,618,230
     31,868           Ingersoll Rand Co. (Class A)
                         (Bermuda) .......................        1,196,643
     17,115           ITT Industries, Inc. ...............        1,163,478
     26,384           Textron, Inc. ......................        1,025,018
    376,602           Tyco International Ltd. (Bermuda) ..        5,908,885
     89,179           United Technologies Corp. ..........        5,296,341
                                                             --------------
                                                                 84,876,409
                                                             --------------
                      Industrial Machinery (0.3%)
     57,738           Illinois Tool Works Inc. ...........        3,956,208
     11,886           McDermott International, Inc.*......           83,796
     22,199           Parker-Hannifin Corp. ..............          900,391
                                                             --------------
                                                                  4,940,395
                                                             --------------
                      Industrial Specialties (0.2%)
     24,322           Ecolab, Inc. .......................        1,095,463
      9,115           Millipore Corp.* ...................          321,668
     31,830           PPG Industries, Inc. ...............        1,791,074
     28,785           Sherwin-Williams Co. ...............          777,195
                                                             --------------
                                                                  3,985,400
                                                             --------------
                      Information Technology Services (1.9%)
     34,324           Citrix Systems, Inc.* ..............          216,241
     32,174           Computer Sciences Corp.* ...........        1,184,968
     90,341           Electronic Data Systems Corp........        3,637,129
    322,856           International Business Machines
                         Corp. ...........................       24,336,885
     58,566           PeopleSoft, Inc.* ..................          941,741
     60,698           Unisys Corp.* ......................          540,212
                                                             --------------
                                                                 30,857,176
                                                             --------------
                      Insurance Brokers/Services (0.4%)
     51,300           AON Corp. ..........................        1,013,688
    103,287           Marsh & McLennan Companies, Inc. ...        5,024,913
                                                             --------------
                                                                  6,038,601
                                                             --------------
                      Integrated Oil (4.3%)
     16,779           Amerada Hess Corp. .................        1,226,545
    201,320           ChevronTexaco Corp. ................       15,427,152
    118,190           Conoco Inc. ........................        2,901,565

                       See Notes to Financial Statements

MORGAN STANLEY S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 CONTINUED




 NUMBER OF
   SHARES                                                         VALUE
-------------                                                --------------
  1,279,062           Exxon Mobil Corp. ..................   $   45,342,748
     72,197           Phillips Petroleum Co. .............        3,796,118
                                                             --------------
                                                                 68,694,128
                                                             --------------
                      Internet Software/Services (0.1%)
     89,314           Siebel Systems, Inc.* ..............          755,596
    112,575           Yahoo! Inc.* .......................        1,158,397
                                                             --------------
                                                                  1,913,993
                                                             --------------
                      Investment Banks/Brokers (1.7%)
     18,797           Bear Stearns Companies, Inc. (The) .        1,201,692
     89,379           Goldman Sachs Group, Inc. (The) ....        6,908,997
     46,025           Lehman Brothers Holdings, Inc.......        2,623,885
    162,697           Merrill Lynch & Co., Inc. ..........        5,892,885
    207,761           Morgan Stanley (Note 4) ............        8,875,550
    258,201           Schwab (Charles) Corp. (The) .......        2,370,285
                                                             --------------
                                                                 27,873,294
                                                             --------------
                      Investment Managers (0.2%)
     49,393           Franklin Resources, Inc. ...........        1,728,755
     23,335           Price (T.) Rowe Group, Inc. ........          660,147
     41,935           Stilwell Financial, Inc. ...........          584,574
                                                             --------------
                                                                  2,973,476
                                                             --------------
                      Life/Health Insurance (0.7%)
     97,707           AFLAC, Inc. ........................        2,990,811
     28,330           Jefferson-Pilot Corp. ..............        1,193,260
     35,270           Lincoln National Corp. .............        1,306,754
    132,823           MetLife, Inc. ......................        3,575,595
     22,899           Torchmark Corp. ....................          855,278
     45,815           UnumProvident Corp. ................        1,061,075
                                                             --------------
                                                                 10,982,773
                                                             --------------
                      Major Banks (5.4%)
    290,311           Bank of America Corp. ..............       20,344,995
    137,283           Bank of New York Co., Inc. (The) ...        4,825,497
    221,003           Bank One Corp. .....................        9,050,073
     90,382           BB&T Corp. .........................        3,439,035
     33,234           Comerica, Inc. .....................        1,944,189
    197,458           FleetBoston Financial Corp. ........        4,764,662
     46,553           Huntington Bancshares, Inc. ........          939,905
     80,203           KeyCorp ............................        2,151,846
     83,175           Mellon Financial Corp. .............        2,299,789
    114,651           National City Corp. ................        3,573,672


 NUMBER OF
   SHARES                                                         VALUE
-------------                                                --------------
     53,561           PNC Financial Services Group, Inc. .   $    2,468,626
     65,387           SouthTrust Corp. ...................        1,715,755
     53,982           SunTrust Banks, Inc. ...............        3,644,325
    257,694           Wachovia Corp. .....................        9,496,024
    322,627           Wells Fargo & Co. ..................       16,837,903
                                                             --------------
                                                                 87,496,296
                                                             --------------
                      Major Telecommunications (3.3%)
     58,642           ALLTEL Corp. .......................        2,466,483
    716,403           AT&T Corp. .........................        8,754,445
    353,515           BellSouth Corp. ....................        8,243,970
    629,943           SBC Communications, Inc. ...........       15,584,790
    167,779           Sprint Corp. (FON Group) ...........        1,946,236
    513,550           Verizon Communications Inc. ........       15,920,050
                                                             --------------
                                                                 52,915,974
                                                             --------------
                      Managed Health Care (0.8%)
     27,521           Aetna Inc. .........................        1,172,670
     26,800           Anthem, Inc.* ......................        1,691,348
     26,569           CIGNA Corp. ........................        2,261,553
     31,863           Humana, Inc.* ......................          423,778
     58,075           UnitedHealth Group Inc. ............        5,130,926
     27,349           WellPoint Health Networks, Inc.* ...        2,033,945
                                                             --------------
                                                                 12,714,220
                                                             --------------
                      Media Conglomerates (1.9%)
    839,763           AOL Time Warner Inc.* ..............       10,623,002
    384,843           Disney (Walt) Co. (The) ............        6,034,338
    333,351           Viacom, Inc. (Class B) * ...........       13,567,386
                                                             --------------
                                                                 30,224,726
                                                             --------------
                      Medical Distributors (0.5%)
     19,780           AmerisourceBergen Corp. ............        1,434,248
     85,185           Cardinal Health, Inc. ..............        5,523,395
     54,213           McKesson Corp. .....................        1,818,304
                                                             --------------
                                                                  8,775,947
                                                             --------------
                      Medical Specialties (1.7%)
     40,055           Applera Corp. - Applied
                         Biosystems Group ................          793,490
      9,920           Bard (C.R.), Inc. ..................          543,021
     10,167           Bausch & Lomb, Inc. ................          320,159
    113,364           Baxter International, Inc. .........        4,113,980
     48,720           Becton, Dickinson & Co. ............        1,487,422
     50,541           Biomet, Inc. .......................        1,357,531
     76,440           Boston Scientific Corp.* ...........        2,228,226

                       See Notes to Financial Statements

MORGAN STANLEY S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 CONTINUED



 NUMBER OF
   SHARES                                                         VALUE
-------------                                                --------------
     57,705           Guidant Corp.* .....................   $    2,123,544
    228,967           Medtronic, Inc. ....................        9,428,861
     23,147           Pall Corp. .........................          391,184
     33,235           St. Jude Medical, Inc.* ............        1,236,674
     37,157           Stryker Corp. ......................        2,094,540
     36,626           Zimmer Holdings, Inc.* .............        1,351,499
                                                             --------------
                                                                 27,470,131
                                                             --------------
                      Miscellaneous Commercial Services (0.0%)
     27,249           Sabre Holdings Corp.* ..............          733,271
                                                             --------------
                      Miscellaneous Manufacturing (0.2%)
     11,271           Crane Co. ..........................          257,542
     28,473           Danaher Corp. ......................        1,712,651
     38,241           Dover Corp. ........................        1,098,664
                                                             --------------
                                                                  3,068,857
                                                             --------------
                      Motor Vehicles (0.7%)
    341,312           Ford Motor Co. .....................        4,017,242
    105,604           General Motors Corp. ...............        5,054,207
     57,083           Harley-Davidson, Inc. ..............        2,810,196
                                                             --------------
                                                                 11,881,645
                                                             --------------
                      Multi-Line Insurance (2.2%)
    492,783           American International Group, Inc. .       30,946,772
     46,664           Hartford Financial Services
                      Group, Inc. (The) ..................        2,334,133
     35,592           Loews Corp. ........................        1,868,936
     24,104           Safeco Corp. .......................          798,083
                                                             --------------
                                                                 35,947,924
                                                             --------------
                      Office Equipment/Supplies (0.2%)
     20,717           Avery Dennison Corp. ...............        1,307,657
     45,381           Pitney Bowes, Inc. .................        1,645,061
                                                             --------------
                                                                  2,952,718
                                                             --------------
                      Oil & Gas Pipelines (0.1%)
    105,271           El Paso Corp. ......................        1,780,133
     97,376           Williams Companies, Inc. (The)......          313,551
                                                             --------------
                                                                  2,093,684
                                                             --------------
                      Oil & Gas Production (0.7%)
     46,832           Anardarko Petroleum Corp. ..........        2,090,580
     27,091           Apache Corp. .......................        1,491,630
     37,937           Burlington Resources, Inc. .........        1,459,436
     29,485           Devon Energy Corp. .................        1,385,795

 NUMBER OF
   SHARES                                                         VALUE
-------------                                                --------------

     21,885           EOG Resources, Inc. ................   $      762,473
     18,909           Kerr-McGee Corp. ...................          885,887
     70,713           Occidental Petroleum Corp. .........        2,100,176
     46,132           Unocal Corp. .......................        1,525,585
                                                             --------------
                                                                 11,701,562
                                                             --------------
                      Oil Refining/Marketing (0.1%)
     13,086           Ashland, Inc. ......................          375,045
     58,409           Marathon Oil Corp. .................        1,445,623
     14,385           Sunoco, Inc. .......................          510,380
                                                             --------------
                                                                  2,331,048
                                                             --------------
                      Oilfield Services/Equipment (0.5%)
     63,620           Baker Hughes Inc. ..................        1,749,550
     29,494           BJ Services Co.* ...................          899,862
     82,159           Halliburton Co. ....................        1,248,817
    108,839           Schlumberger Ltd. ..................        4,702,933
                                                             --------------
                                                                  8,601,162
                                                             --------------
                      Other Consumer Services (0.6%)
     32,515           Apollo Group, Inc. (Class A)* ......        1,360,102
     34,608           Block (H.&R.), Inc. ................        1,692,331
    196,723           Cendant Corp.* .....................        2,815,106
     52,844           eBay, Inc.* ........................        2,990,442
                                                             --------------
                                                                  8,857,981
                                                             --------------
                      Other Consumer Specialties (0.1%)
     28,321           Fortune Brands, Inc. ...............        1,486,003
                                                             --------------
                      Other Metals/Minerals (0.0%)
     16,732           Phelps Dodge Corp. .................          540,611
                                                             --------------
                      Packaged Software (4.2%)
     45,221           Adobe Systems, Inc. ................          908,942
     21,632           Autodesk, Inc. .....................          287,706
     45,789           BMC Software, Inc.* ................          636,467
    109,105           Computer Associates
                      International, Inc. ................        1,221,976
     70,303           Compuware Corp.* ...................          255,200
     39,909           Intuit Inc.* .......................        1,781,139
     15,783           Mercury Interactive Corp.* .........          401,046
1,021,335             Microsoft Corp.* ...................       50,127,122
   68,384             Novell, Inc.* ......................          177,798
1,035,622             Oracle Corp.* ......................        9,931,615

                       See Notes to Financial Statements

MORGAN STANLEY S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 CONTINUED



 NUMBER OF
   SHARES                                                           VALUE
-------------                                                  --------------
     49,186           Parametric Technology Corp.*..........   $      112,144
     36,662           Rational Software Corp.* .............          249,302
     77,174           VERITAS Software Corp.* ..............        1,249,447
                                                               --------------
                                                                   67,339,904
                                                               --------------
                      Personnel Services (0.0%)
     33,224           Robert Half International, Inc.*......          575,440
     21,008           TMP Worldwide, Inc.* .................          229,407
                                                               --------------
                                                                      804,847
                                                               --------------
                      Pharmaceuticals: Generic Drugs (0.0%)
     20,085           Watson Pharmaceuticals, Inc.*.........          468,382
                                                               --------------
                      Pharmaceuticals: Major (9.5%)
    294,326           Abbott Laboratories ..................       11,781,870
    365,564           Bristol-Myers Squibb Co. .............        9,120,822
    567,901           Johnson & Johnson ....................       30,842,703
    212,023           Lilly (Eli) & Co. ....................       12,307,935
    427,203           Merck & Co., Inc. ....................       21,582,296
  1,177,728           Pfizer, Inc. .........................       38,959,242
    243,877           Pharmacia Corp. ......................       10,657,425
    276,504           Schering-Plough Corp. ................        6,381,712
    250,130           Wyeth, Inc. ..........................       10,705,564
                                                               --------------
                                                                  152,339,569
                                                               --------------
                      Pharmaceuticals: Other (0.3%)
     24,376           Allergan, Inc. .......................        1,431,359
     33,692           Forest Laboratories, Inc.* ...........        2,459,516
     46,770           King Pharmaceuticals, Inc.* ..........          996,669
                                                               --------------
                                                                    4,887,544
                                                               --------------
                      Precious Metals (0.2%)
     27,216           Freeport-McMoRan Copper &
                         Gold, Inc. (Class B)* .............          446,070
     73,757           Newmont Mining Corp. Holding Co. .....        2,101,337
                                                               --------------
                                                                    2,547,407
                                                               --------------
                      Property - Casualty Insurers (1.1%)
     49,370           ACE Ltd. (Bermuda) ...................        1,570,460
    133,793           Allstate Corp. (The) .................        4,979,775
     32,332           Chubb Corp. (The) ....................        2,001,027
     30,602           Cincinnati Financial Corp. ...........        1,215,817
     41,416           Progressive Corp. (The) ..............        2,226,110
     39,288           St. Paul Companies, Inc. (The)........        1,195,141

 NUMBER OF
   SHARES                                                           VALUE
-------------                                                  --------------
    188,866           Travelers Property Casualty
                         Corp. (Class B) * .................   $    3,076,627
     25,554           XL Capital Ltd. (Class A)
                         (Bermuda) .........................        1,881,030
                                                               --------------
                                                                   18,145,987
                                                               --------------
                      Publishing: Books/Magazines (0.0%)
      9,355           Meredith Corp. .......................          370,645
                                                               --------------
                      Publishing: Newspapers (0.6%)
     15,885           Dow Jones & Co., Inc. ................          675,907
     50,283           Gannett Co., Inc. ....................        3,819,497
     15,711           Knight-Ridder, Inc. ..................          954,129
     28,575           New York Times Co. (The)(Class A) ....        1,348,740
     56,776           Tribune Co. ..........................        2,368,127
                                                               --------------
                                                                    9,166,400
                                                               --------------
                      Pulp & Paper (0.3%)
     10,977           Boise Cascade Corp. ..................          296,928
     43,427           Georgia-Pacific Corp. ................          914,138
     91,074           International Paper Co. ..............        3,428,936
     37,686           MeadWestvaco Corp. ...................          877,707
                                                               --------------
                                                                    5,517,709
                                                               --------------
                      Railroads (0.5%)
     72,118           Burlington Northern Santa Fe Corp. ...        2,074,114
     40,051           CSX Corp. ............................        1,394,976
     73,192           Norfolk Southern Corp. ...............        1,531,909
     47,420           Union Pacific Corp. ..................        2,871,281
                                                               --------------
                                                                    7,872,280
                                                               --------------
                      Real Estate Investment Trusts (0.4%)
     78,483           Equity Office Properties Trust .......        2,188,106
     51,700           Equity Residential ...................        1,443,464
     34,771           Plum Creek Timber Co., Inc. ..........          895,006
     33,260           Simon Property Group, Inc. ...........        1,183,723
                                                               --------------
                                                                    5,710,299
                                                               --------------
                      Recreational Products (0.4%)
     16,981           Brunswick Corp. ......................          415,185
     54,880           Eastman Kodak Co. ....................        1,676,035
     26,015           Electronic Arts Inc.* ................        1,645,709
     32,594           Hasbro, Inc. .........................          428,611

                       See Notes to Financial Statements

MORGAN STANLEY S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 CONTINUED



 NUMBER OF
   SHARES                                                          VALUE
-------------                                                 --------------
     16,993           International Game
                      Technology* .........................   $    1,099,107
     82,276           Mattel, Inc. ........................        1,598,623
                                                              --------------
                                                                   6,863,270
                                                              --------------
                      Regional Banks (1.7%)
     68,091           AmSouth Bancorporation ..............        1,530,005
    111,062           Fifth Third Bancorp .................        7,443,375
     23,912           First Tennessee National Corp........          915,830
     39,956           Marshall & Ilsley Corp. .............        1,222,654
     30,905           North Fork Bancorporation, Inc. .....        1,297,083
     41,814           Northern Trust Corp. ................        1,787,130
     43,184           Regions Financial Corp. .............        1,542,532
     55,602           Synovus Financial Corp. .............        1,343,900
    360,540           U.S. Bancorp ........................        7,748,005
     38,226           Union Planters Corp. ................        1,187,300
     17,307           Zions Bancorporation ................          945,308
                                                              --------------
                                                                  26,963,122
                                                              --------------
                      Restaurants (0.7%)
     32,662           Darden Restaurants, Inc. ............          837,127
    239,890           McDonald's Corp. ....................        5,699,786
     72,691           Starbucks Corp.* ....................        1,461,089
     21,612           Wendy's International, Inc. .........          771,765
     55,910           Yum! Brands, Inc.* ..................        1,695,750
                                                              --------------
                                                                  10,465,517
                                                              --------------
                      Savings Banks (0.6%)
     42,389           Charter One Financial, Inc. .........        1,428,509
     29,202           Golden West Financial Corp. .........        1,985,444
    183,741           Washington Mutual, Inc. .............        6,947,247
                                                              --------------
                                                                  10,361,200
                                                              --------------
                      Semiconductors (2.5%)
     64,398           Advanced Micro Devices, Inc.*........          569,922
     72,464           Altera Corp.* .......................          776,089
     68,834           Analog Devices, Inc.* ...............        1,658,899
     56,455           Applied Micro Circuits Corp.* .......          217,352
     50,650           Broadcom Corp. (Class A) * ..........          835,219
  1,260,953           Intel Corp. .........................       21,020,087
     59,861           Linear Technology Corp. .............        1,569,555
     69,769           LSI Logic Corp.* ....................          511,407
     60,901           Maxim Integrated Products, Inc.* ....        1,925,081
    113,447           Micron Technology, Inc.* ............        1,956,961
     33,801           National Semiconductor Corp.*                  540,478
     28,205           NVIDIA Corp.* .......................          285,028


 NUMBER OF
   SHARES                                                          VALUE
-------------                                                 --------------
     31,369           PMC - Sierra, Inc.* .................   $      219,583
    327,101           Texas Instruments, Inc. .............        6,443,890
     63,277           Xilinx, Inc.* .......................        1,222,512
                                                              --------------
                                                                  39,752,063
                                                              --------------
                      Services to the Health Industry (0.1%)
     74,213           Healthsouth Corp.* ..................          400,008
     54,453           IMS Health Inc. .....................          947,482
     22,387           Quintiles Transnational Corp.* ......          224,542
                                                              --------------
                                                                   1,572,032
                                                              --------------
                      Specialty Insurance (0.2%)
     19,988           Ambac Financial Group, Inc. .........        1,149,510
     27,857           MBIA, Inc. ..........................        1,280,308
     19,933           MGIC Investment Corp. ...............        1,200,166
                                                              --------------
                                                                   3,629,984
                                                              --------------

                      Specialty Stores (0.4%)
     19,888           AutoZone, Inc.* .....................        1,438,897
     55,057           Bed Bath & Beyond Inc.* .............        1,765,127
     58,152           Office Depot, Inc.* .................          751,324
     88,174           Staples, Inc.* ......................        1,225,619
     27,478           Tiffany & Co. .......................          681,454
     39,687           Toys 'R' Us, Inc.* ..................          529,028
                                                              --------------
                                                                   6,391,449
                                                              --------------
                      Specialty Telecommunications (0.1%)
     26,659           CenturyTel, Inc. ....................          721,126
     53,148           Citizens Communications Co.*.........          389,043
    316,258           Qwest Communications
                         International, Inc.* .............        1,027,839
                                                              --------------
                                                                   2,138,008
                                                              --------------
                      Steel (0.1%)
     15,197           Allegheny Technologies Inc. .........          132,062
     14,717           Nucor Corp. .........................          736,439
     19,091           United States Steel Corp. ...........          262,119
     16,113           Worthington Industries, Inc. ........          286,006
                                                              --------------
                                                                   1,416,626
                                                              --------------
                      Telecommunication Equipment (0.7%)
    149,785           ADC Telecommunications, Inc.*........          191,725
     18,498           Andrew Corp.* .......................          184,795
     65,289           CIENA Corp.* ........................          265,008
     35,236           Comverse Technology, Inc.* ..........          287,526
    178,909           Corning Inc.* .......................          357,818
    645,174           Lucent Technologies Inc.* ...........        1,116,151
    428,264           Motorola, Inc. ......................        5,139,168

                       See Notes to Financial Statements

MORGAN STANLEY S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 CONTINUED




 NUMBER OF
   SHARES                                                             VALUE
-------------                                                    --------------
    145,158           QUALCOMM Inc.* .........................   $    4,022,328
     77,489           Tellabs, Inc.* .........................          433,164
                                                                 --------------
                                                                     11,997,683
                                                                 --------------
                      Tobacco (1.3%)
    403,511           Philip Morris Companies, Inc. ..........       20,175,550
     31,803           UST, Inc. ..............................        1,103,882
                                                                 --------------
                                                                     21,279,432
                                                                 --------------
                      Tools/Hardware (0.1%)
     15,170           Black & Decker Corp. (The) .............          680,678
     10,971           Snap-On, Inc. ..........................          310,040
     16,080           Stanley Works (The) ....................          560,870
                                                                 --------------
                                                                      1,551,588
                                                                 --------------
                      Trucks/Construction/Farm
                      Machinery (0.4%)
     64,856           Caterpillar, Inc. ......................        2,830,316
      7,808           Cummins Inc. ...........................          232,600
     44,835           Deere & Co. ............................        2,058,823
     11,404           Navistar International Corp.* ..........          285,100
     21,844           PACCAR, Inc. ...........................          771,093
                                                                 --------------
                                                                      6,177,932
                                                                 --------------
                      Wholesale Distributors (0.1%)
     32,808           Genuine Parts Co. ......................        1,090,866
     17,659           Grainger (W.W.), Inc. ..................          795,538
                                                                 --------------
                                                                      1,886,404
                                                                 --------------


 NUMBER OF
   SHARES                                                             VALUE
-------------                                                    --------------
                      Wireless Telecommunications (0.3%)
    510,384           AT&T Wireless Services Inc.* ...........   $    2,521,297
    153,687           Nextel Communications, Inc.
                      (Class A)* .............................        1,169,558
    187,184           Sprint Corp. (PCS Group)* ..............          741,249
                                                                 --------------
                                                                      4,432,104
                                                                 --------------
                      TOTAL COMMON STOCKS
                      (Cost $1,864,875,247)...................    1,594,057,693
                                                                 --------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
------------
                      SHORT-TERM INVESTMENT (1.0%)
                      REPURCHASE AGREEMENT
$  16,329             Joint repurchase agreement
                      account 1.875% due
                      09/03/02 (dated
                      08/30/02; proceeds
                      $16,332,402) (a)
                      (Cost $16,329,000)......................       16,329,000
                                                                 --------------
TOTAL INVESTMENTS
(Cost $1,881,204,247) (b)...........................  99.9%       1,610,386,693
OTHER ASSETS IN EXCESS OF
LIABILITIES ........................................   0.1            1,606,120
                                                     -----       --------------
NET ASSETS ......................................... 100.0%      $1,611,992,813
                                                     =====       ==============

--------------------------
*        Non-income producing security.
** A portion of this security is segregated in connection with open futures contracts.
(a)      Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $178,477,479 and the aggregate gross unrealized depreciation is $449,295,033, resulting in net unrealized depreciation of $270,817,554.





FUTURES CONTRACTS OPEN AT AUGUST 31, 2002:

                          DESCRIPTION/       UNDERLYING
 NUMBER OF     LONG/        DELIVERY        FACE AMOUNT      UNREALIZED
 CONTRACTS     SHORT     MONTH AND YEAR       AT VALUE      APPRECIATION
-----------   -------   ----------------   -------------   -------------
    77          Long     S&P 500 Index     $17,634,925     $1,388,752
                        September/2002

                       See Notes to Financial Statements

MORGAN STANLEY S&P 500 INDEX FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2002



ASSETS:
Investments in securities, at value
 (cost $1,881,204,247)............................................    $1,610,386,693
Receivable for:
  Dividends ......................................................         2,493,039
  Shares of beneficial interest sold .............................         2,115,284
  Variation margin ...............................................             4,159
Deferred organizational expenses .................................               977
Prepaid expenses and other assets ................................            86,970
                                                                      --------------
  TOTAL ASSETS ...................................................     1,615,087,122
                                                                      --------------
LIABILITIES:
Payable for:
  Distribution fee ...............................................         1,148,338
  Shares of beneficial interest redeemed .........................         1,116,915
  Investment management fee ......................................           349,056
Accrued expenses and other payables ..............................           480,000
                                                                      --------------
  TOTAL LIABILITIES ..............................................         3,094,309
                                                                      --------------
  NET ASSETS .....................................................    $1,611,992,813
                                                                      ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..................................................    $2,130,136,198
Net unrealized depreciation ......................................      (269,428,801)
Undistributed net investment income ..............................         1,836,163
Accumulated net realized loss ....................................      (250,550,747)
                                                                      --------------
  NET ASSETS .....................................................    $1,611,992,813
                                                                      ==============
CLASS A SHARES:
Net Assets .......................................................      $160,949,037
Shares Outstanding (unlimited authorized, $.01 par value).........        16,239,200
  NET ASSET VALUE PER SHARE ......................................             $9.91
                                                                               =====
  MAXIMUM OFFERING PRICE PER SHARE,
  (net asset value plus 5.54% of net asset value) ................            $10.46
                                                                              ======
CLASS B SHARES:
Net Assets .......................................................    $1,168,818,024
Shares Outstanding (unlimited authorized, $.01 par value).........       121,747,343
  NET ASSET VALUE PER SHARE ......................................             $9.60
                                                                               =====
CLASS C SHARES:
Net Assets .......................................................      $146,614,731
Shares Outstanding (unlimited authorized, $.01 par value).........        15,270,298
  NET ASSET VALUE PER SHARE ......................................             $9.60
                                                                               =====
CLASS D SHARES:
Net Assets .......................................................      $135,611,021
Shares Outstanding (unlimited authorized, $.01 par value).........        13,555,131
  NET ASSET VALUE PER SHARE ......................................            $10.00
                                                                              ======

                       See Notes to Financial Statements

MORGAN STANLEY S&P 500 INDEX FUND
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF OPERATIONS
For the year ended August 31, 2002



NET INVESTMENT INCOME:
INCOME
Dividends (net of $85,782 foreign withholding tax).........    $  27,165,317
Interest ..................................................          489,653
                                                               -------------
  TOTAL INCOME ............................................       27,654,970
                                                               -------------
EXPENSES
Distribution fee (Class A shares) .........................          384,334
Distribution fee (Class B shares) .........................       14,308,617
Distribution fee (Class C shares) .........................        1,651,698
Investment management fee .................................        7,490,776
Transfer agent fees and expenses ..........................        2,664,824
Shareholder reports and notices ...........................          157,292
Custodian fees ............................................          120,609
Registration fees .........................................          105,430
Professional fees .........................................           44,926
Organizational expenses ...................................           13,726
Trustees' fees and expenses ...............................           12,365
Other .....................................................          211,336
                                                               -------------
  TOTAL EXPENSES ..........................................       27,165,933
Less: amounts waived/reimbursed ...........................       (1,333,400)
                                                               -------------
  NET EXPENSES ............................................       25,832,533
                                                               -------------
  NET INVESTMENT INCOME ...................................        1,822,437
                                                               -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
  Investments .............................................     (158,671,251)
  Futures contracts .......................................      (12,404,645)
                                                               -------------
  NET REALIZED LOSS .......................................     (171,075,896)
                                                               -------------
Net change in unrealized appreciation/depreciation on:
  Investments .............................................     (225,968,290)
  FUTURES CONTRACTS .......................................        4,681,667
                                                               -------------
  NET DEPRECIATION ........................................     (221,286,623)
                                                               -------------
  NET LOSS ................................................     (392,362,519)
                                                               -------------
NET DECREASE ..............................................    $(390,540,082)
                                                               =============

                       See Notes to Financial Statements

MORGAN STANLEY S&P 500 INDEX FUND
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS




                                                                                            FOR THE YEAR      FOR THE YEAR
                                                                                               ENDED              ENDED
                                                                                          AUGUST 31, 2002    AUGUST 31, 2001
                                                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss) ...........................................................  $    1,822,437     $   (2,494,660)
Net realized loss ......................................................................    (171,075,896)       (40,305,844)
Net change in unrealized appreciation/depreciation .....................................    (221,286,623)      (624,821,597)
                                                                                          --------------     --------------
  NET DECREASE .........................................................................    (390,540,082)      (667,622,101)
Net increase from transactions in shares of beneficial interest ........................      12,625,323        134,846,258
                                                                                          --------------     --------------
  NET DECREASE .........................................................................    (377,914,759)      (532,775,843)
NET ASSETS:
Beginning of period ....................................................................   1,989,907,572      2,522,683,415
                                                                                          --------------     --------------
END OF PERIOD
(Including undistributed net investment income of $1,836,163, and $0, respectively).....  $1,611,992,813     $1,989,907,572
                                                                                          ==============     ==============



                       See Notes to Financial Statements

MORGAN STANLEY S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002


1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley S&P 500 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing at least 80% of its total assets in common stocks included in the S&P 500 Index in approximately the same weighting as the Index. The Fund was organized as a Massachusetts business trust on June 18, 1997 and commenced operations on September 26, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment
Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 CONTINUED

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net

MORGAN STANLEY S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 CONTINUED

investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $68,000 which have been reimbursed by the Fund for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.


2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.40% to the portion of daily net assets not exceeding $1.5 billion; 0.375% to the portion of daily net assets exceeding $1.5 billion but not exceeding $3 billion; and 0.35% to the portion of daily net assets in excess of $3 billion.

The Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.


3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $49,814,359 at August 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements o August 31, 2002 continued

not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.99%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2002 it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $14,313, $3,987,033 and $54,235, respectively and received $400,482 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2002 aggregated $233,514,327 and $218,073,544, respectively. Included in the aforementioned are purchases and sales of common stock of Morgan Stanley, an affiliate of the Investment Manager and Distributor, of $377,691 and $587,194, respectively, as well as a realized loss of $314,090.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $12,600.


5. FEDERAL INCOME TAX STATUS
At August 31, 2002, the Fund had a net capital loss carryover of approximately $97,184,000 which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 of the following years:



                AMOUNT IN THOUSANDS
-----------------------------------------------------
   2006      2007      2008        2009       2010
--------- --------- ----------  ---------- ----------
  $687     $1,111    $14,523      $14,524    $66,339
  ====     ======    =======      =======    =======

As part of the Fund's acquisition of the assets of Morgan Stanley S&P 500 Select Fund ("S&P 500 Select"), the Fund obtained a net capital loss carryover of approximately $16,494,000 from S&P 500 Select. Utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryover available.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $140,958,000 during fiscal 2002.

MORGAN STANLEY S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 CONTINUED

As of August 31, 2002, the Fund had temporary book/tax differences attributable to post-October losses, mark-to-market of open futures contracts and capital loss deferrals on wash sales and permanent book/tax differences attributable to nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and undistributed net investment income was credited $13,726.


6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:





                                                               FOR THE YEAR                      FOR THE YEAR
                                                                  ENDED                             ENDED
                                                             AUGUST 31, 2002                   AUGUST 31, 2001
                                                    ---------------------------------- --------------------------------
                                                         SHARES            AMOUNT            SHARES          AMOUNT
                                                    ---------------- -----------------  --------------- ----------------
CLASS A SHARES
Sold ..............................................     15,990,003    $  181,044,670        6,203,797    $   86,662,486
Shares issued in connection with the acquisition of
 Morgan Stanley S&P 500 Select Fund ...............        317,381         3,159,291               --                --
Redeemed ..........................................    (13,142,149)     (147,330,753)      (4,434,843)      (60,698,001)
                                                       -----------    --------------       ----------    --------------
Net increase - Class A ............................      3,165,235        36,873,208        1,768,954        25,964,485
                                                       -----------    --------------       ----------    --------------
CLASS B SHARES
Sold ..............................................     30,060,188       341,082,040       33,152,614       449,120,505
Shares issued in connection with the acquisition of
 Morgan Stanley S&P 500 Select Fund ...............      5,067,694        48,876,882               --                --
Redeemed ..........................................    (43,333,038)     (471,959,709)     (30,946,912)     (410,921,267)
                                                       -----------    --------------      -----------    --------------
Net increase (decrease) - Class B .................     (8,205,156)      (82,000,787)       2,205,702        38,199,238
                                                       -----------    --------------      -----------    --------------
CLASS C SHARES
Sold ..............................................      4,948,691        55,926,214        4,055,548        55,200,588
Shares issued in connection with the acquisition of
 Morgan Stanley S&P 500 Select Fund ...............        527,578         5,089,841               --                --
Redeemed ..........................................     (4,412,442)      (48,240,359)      (3,117,409)      (41,743,982)
                                                       -----------    --------------      -----------    --------------
Net increase - Class C ............................      1,063,827        12,775,696          938,139        13,456,606
                                                       -----------    --------------      -----------    --------------
CLASS D SHARES
Sold ..............................................      8,140,294        94,304,700        6,956,663        97,246,653
Shares issued in connection with the acquisition of
 Morgan Stanley S&P 500 Select Fund ...............      1,411,661        14,166,238               --                --
Redeemed ..........................................     (5,655,472)      (63,493,732)      (2,968,138)      (40,020,724)
                                                       -----------    --------------      -----------    --------------
Net increase - Class D ............................      3,896,483        44,977,206        3,988,525        57,225,929
                                                       -----------    --------------      -----------    --------------
Net increase (decrease) in Fund ...................        (79,611)   $   12,625,323        8,901,320    $  134,846,258
                                                       ===========    ==============      ===========    ==============

MORGAN STANLEY S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 CONTINUED


7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At August 31, 2002, the Fund had outstanding futures contracts.

8. ACQUISITION OF MORGAN STANLEY S&P 500 SELECT FUND
On July 15, 2002, the Fund acquired all the net assets of the Morgan Stanley S&P 500 Select Fund ("S&P 500 Select") based on the respective valuations as of the close of business on July 12, 2002 pursuant to a plan of reorganization approved by the shareholders of S&P 500 Select on June 19, 2002. The acquisition was accomplished by a tax-free exchange of 317,381 Class A shares of the Fund at a net asset value of $9.95 per share for 372,839 Class A shares of S&P 500 Select; 5,067,694 Class B shares of the Fund at a net asset value of $9.65 per share for 5,927,666 Class B shares of S&P 500 Select; 527,578 Class C shares of the Fund at a net asset value of $9.65 per share for 616,360 Class C shares of S&P 500 Select; and 1,411,661 Class D shares of the Fund at a net asset value of $10.04 per share for 1,657,669 Class D shares of S&P 500 Select. The net assets of the Fund and S&P 500 Select immediately before the acquisition were $1,590,353,693 and $71,292,253, respectively, including unrealized depreciation of $5,471,646 for S&P 500 Select. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,661,645,946.

MORGAN STANLEY S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:





                                                                                                                      FOR THE
                                                                                                                       PERIOD
                                                                                                                    SEPTEMBER 26,
                                                                                                                        1997*
                                                                    FOR THE YEAR ENDED AUGUST 31,                     THROUGH
                                                   ------------------------------------------------------------      AUGUST 31,
                                                        2002        2001          2000               1999             1998
                                                   ------------ ------------ ----------------  ---------------- -------------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period .............   $  12.17     $  16.20      $   14.05        $    10.18          $   10.00
                                                     --------     --------      ---------        ----------          ---------
Income (loss) from investment operations:
 Net investment income[+/+].......................       0.08         0.08           0.08              0.10               0.10
 Net realized and unrealized gain (loss) .........      (2.34)       (4.11)          2.10              3.85               0.11
                                                     --------     --------      ---------        ----------          ---------
Total income (loss) from investment operations....      (2.26)       (4.03)          2.18              3.95               0.21
                                                     --------     --------      ---------        ----------          ---------
Less dividends and distributions from:
 Net investment income ...........................      --           --              --               (0.07)             (0.03)
 Net realized gain ...............................      --           --             (0.03)            (0.01)             --
                                                     --------     --------      ---------        ----------          ---------
Total dividends and distributions ................      --           --             (0.03)            (0.08)             (0.03)
                                                     --------     --------      ---------        ----------          ---------
Net asset value, end of period ...................   $   9.91     $  12.17      $   16.20        $    14.05          $   10.18
                                                     ========     ========      =========        ==========          =========
Total Return+  ...................................     (18.57)%     (24.83)%        15.49%            38.82%              2.05%(1)
Ratios to Average Net Assets(3):
Expenses .........................................       0.73 %(4)    0.69 %(4)      0.75%(4)          0.73%(4)           0.75%(2)
Net investment income ............................       0.73 %(4)    0.59 %(4)      0.49%(4)          0.72%(4)           0.91%(2)
Supplemental Data:
Net assets, end of period, in thousands ..........   $160,949     $159,099       $183,085           $99,140            $28,719
Portfolio turnover rate ..........................         12 %          4 %            5%                5%                 1%(1)


------------
*        Commencement of operations.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)      Not annualized.
(2)      Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:



                      EXPENSE    NET INVESTMENT
   PERIOD ENDED:       RATIO      INCOME RATIO
--------------------   ----       ------------
   August 31, 2002     0.80%         0.66%
   August 31, 2001     0.72%         0.56%
   August 31, 2000     0.76%         0.48%
   August 31, 1999     0.81%         0.64%
   August 31, 1998     0.89%         0.77%

(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS CONTINUED



                                                                                                                         FOR THE
                                                                                                                       SEPTEMBER 26,
                                                                       FOR THE YEAR ENDED AUGUST 31,                      THROUGH
                                                  -----------------------------------------------------------------     AUGUST 31,
                                                       2002            2001               2000            1999            1998
                                                  -------------- ----------------  ------------------ -------------   ------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ............  $    11.88       $    15.94         $    13.93      $    10.13      $   10.00
                                                   ----------       ----------         ----------      ----------      ---------
Income (loss) from investment operations:
 Net investment income (loss)[+/+]...............       (0.01)           (0.03)             (0.04)          (0.01)          0.02
 Net realized and unrealized gain (loss) ........       (2.27)           (4.03)              2.08            3.83           0.12
                                                   ----------       ----------         ----------      ----------      ---------
Total income (loss) from investment operations ..       (2.28)           (4.06)              2.04            3.82           0.14
                                                   ----------       ----------         ----------      ----------      ---------
Less dividends and distributions from:
 Net investment income ..........................      --               --                 --               (0.01)         (0.01)
 Net realized gain ..............................      --               --                  (0.03)          (0.01)          --
                                                   ----------       ----------         ----------      ----------      ---------
Total dividends and distributions ...............      --               --                  (0.03)          (0.02)         (0.01)
                                                   ----------       ----------         ----------      ----------      ---------
Net asset value, end of period ..................  $     9.60       $    11.88         $    15.94      $    13.93      $   10.13
                                                   ==========       ==========         ==========      ==========      =========
Total Return+  ..................................      (19.19)%         (25.47)%            14.69 %         37.68 %         1.38%(1)
Ratios to Average Net Assets(3):
Expenses ........................................        1.50 %(4)        1.50 %(4)          1.50 %(4)       1.50 %(4)      1.50%(2)
Net investment income (loss) ....................       (0.04)%(4)       (0.22)%(4)         (0.26)%(4)      (0.05)%(4)      0.16%(2)
Supplemental Data:
Net assets, end of period, in thousands .........  $1,168,818       $1,543,679         $2,035,848      $1,587,661       $536,349
Portfolio turnover rate .........................          12 %              4 %                5 %             5 %            1%(1)

------------
*        Commencement of operations.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)      Not annualized.
(2)      Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income (loss) ratios would have been as follows:

                       EXPENSE       NET INVESTMENT
   PERIOD ENDED:        RATIO     INCOME (LOSS) RATIO
--------------------   -------    -------------------
   August 31, 2002      1.57%            (0.11)%
   August 31, 2001      1.53%            (0.25)%
   August 31, 2000      1.51%            (0.27)%
   August 31, 1999      1.58%            (0.13)%
   August 31, 1998      1.64%             0.02 %

(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS CONTINUED



                                                                                                                    FOR THE
                                                                                                                    PERIOD
                                                                                                                  SEPTEMBER 26,
                                                                                  FOR THE YEAR ENDED AUGUST 31,     THROUGH
                                                      ---------------------------------------------------------    AUGUST 31,
                                                          2002          2001           2000           1999           1998
                                                      ------------- ------------- -------------- --------------  -------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ................   $  11.88      $  15.94       $  13.93        $  10.13       $   10.00
                                                        --------      --------       --------        --------       ---------
Income (loss) from investment operations:
 Net investment income (loss)[+/+]...................       0.00         (0.03)         (0.04)          (0.01)           0.02
 Net realized and unrealized gain (loss) ............      (2.28)        (4.03)          2.08            3.83            0.12
                                                        --------      --------       --------        --------       ---------
Total income (loss) from investment operations ......      (2.28)        (4.06)          2.04            3.82            0.14
                                                        --------      --------       --------        --------       ---------
Less dividends and distributions from:
 Net investment income ..............................      --            --             --              (0.01)          (0.01)
 Net realized gain ..................................      --            --            (0.03)           (0.01)           --
                                                        --------      --------       --------        --------       ---------
Total dividends and distributions ...................      --            --            (0.03)           (0.02)          (0.01)
                                                        --------      --------       --------        --------       ---------
Net asset value, end of period ......................   $   9.60      $  11.88       $  15.94        $  13.93       $   10.13
                                                        ========      ========       ========        ========       =========
Total Return+  ......................................     (19.19)%       (25.47)%       14.69 %         37.70 %          1.37%(1)
Ratios to Average Net Assets(3):
Expenses ............................................       1.49 %(4)      1.50 %(4)     1.50 %(4)       1.50 %(4)       1.50%(2)
Net investment income (loss) ........................      (0.03)%(4)     (0.22)%(4)    (0.26)%(4)      (0.05)%(4)       0.16%(2)
Supplemental Data:
Net assets, end of period, in thousands .............   $146,615       $168,751      $211,446        $143,092         $40,730
Portfolio turnover rate .............................         12 %            4 %           5 %             5 %             1%(1)

------------
*        Commencement of operations.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)      Not annualized.
(2)      Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income (loss) ratios would have been as follows:



                       EXPENSE       NET INVESTMENT
   PERIOD ENDED:        RATIO     INCOME (LOSS) RATIO
--------------------   -------    -------------------
   August 31, 2002      1.56%            (0.10)%
   August 31, 2001      1.53%            (0.25)%
   August 31, 2000      1.51%            (0.27)%
   August 31, 1999      1.58%            (0.13)%
   August 31, 1998      1.64%             0.02 %

(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS CONTINUED



                                                                                                                    FOR THE
                                                                                                                     PERIOD
                                                                                                                 SEPTEMBER 26,
                                                                                                                    1997*
                                                                  FOR THE YEAR ENDED AUGUST 31,                     THROUGH
                                                  -------------------------------------------------------------    AUGUST 31,
                                                       2002          2001           2000             1999             1998
                                                  ------------- ------------- ---------------- ---------------- --------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period ............   $  12.26      $  16.28       $   14.09        $   10.20       $   10.00
                                                    --------      --------       ---------        ---------       ---------
Income (loss) from investment operations:
 Net investment income[+/+]  ....................       0.11          0.11            0.11             0.13            0.12
 Net realized and unrealized gain (loss) ........      (2.37)        (4.13)           2.11             3.85            0.11
                                                    --------      --------       ---------        ---------       ---------
Total income (loss) from investment operations ..      (2.26)        (4.02)           2.22             3.98            0.23
                                                    --------      --------       ---------        ---------       ---------
Less dividends and distributions from:
 Net investment income ..........................      --            --             --                (0.08)          (0.03)
 Net realized gain ..............................      --            --             (0.03)            (0.01)              -
                                                    --------      --------       ---------        ---------       ---------
Total dividends and distributions ...............      --            --             (0.03)            (0.09)          (0.03)
                                                    --------      --------       ---------        ---------       ---------
Net asset value, end of period ..................   $  10.00      $  12.26       $   16.28        $   14.09       $   10.20
                                                    ========      ========       =========        =========       =========
Total Return+  ..................................     (18.43)%      (24.69)%         15.81%           39.13%           2.30%(1)
Ratios to Average Net Assets(3):
Expenses ........................................       0.50 %(4)     0.50 %(4)       0.50%(4)         0.50%(4)        0.50%(2)
Net investment income ...........................       0.96 %(4)     0.78 %(4)       0.74%(4)         0.95%(4)        1.16%(2)
Supplemental Data:
Net assets, end of period, in thousands .........   $135,611      $118,378         $92,304          $16,538         $14,186
Portfolio turnover rate .........................         12 %           4 %             5%               5%              1%(1)

------------
*        Commencement of operations.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)      Not annualized.
(2)      Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:



                       EXPENSE       NET INVESTMENT
   PERIOD ENDED:        RATIO     INCOME (LOSS) RATIO
--------------------   -------    -------------------
   August 31, 2002      0.57%             0.89%
   August 31, 2001      0.53%             0.75%
   August 31, 2000      0.51%             0.73%
   August 31, 1999      0.58%             0.87%
   August 31, 1998      0.64%             1.02%

(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY S&P 500 INDEX FUND
INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY S&P 500 INDEX FUND:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley S&P 500 Index Fund (the "Fund"), including the portfolio of investments, as of August 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley S&P 500 Index Fund as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
October 9, 2002

MORGAN STANLEY S&P 500 INDEX FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:



                                                                                              NUMBER OF
                                              TERM OF                                      PORTFOLIOS IN
                                             OFFICE AND                                        FUND
                              POSITION(S)    LENGTH OF                                       COMPLEX
  NAME, AGE AND ADDRESS OF     HELD WITH       TIME          PRINCIPAL OCCUPATION(S)         OVERSEEN      OTHER DIRECTORSHIPS
   INDEPENDENT TRUSTEE        REGISTRANT      SERVED*          DURING PAST 5 YEARS          BY TRUSTEE**      HELD BY TRUSTEE
----------------------------  ----------- ---------------- ------------------------------- -------------- ------------------------
Michael Bozic (61)               Trustee   Since           Retired; Director or Trustee         129       Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw               April 1994      of the Morgan Stanley Funds                    Corporation.
Counsel to the                                             and the TCW/DW Term Trusts;
Independent Trustees                                       formerly Vice Chairman of
1675 Broadway                                              Kmart Corporation (December
New York, NY                                               1998-October 2000), Chairman
                                                           and Chief Executive Officer of
                                                           Levitz Furniture Corporation
                                                           (November 1995-November 1998)
                                                           and President and Chief
                                                           Executive Officer of Hills
                                                           Department Stores (May
                                                           1991-July 1995); formerly
                                                           variously Chairman, Chief
                                                           Executive Officer, President
                                                           and Chief Operating Officer
                                                           (1987-1991) of the Sears
                                                           Merchandise Group of Sears,
                                                           Roebuck & Co.


Edwin J. Garn (69)               Trustee   Since           Director or Trustee of the           129       Director of Franklin
c/o Summit Ventures LLC                    January 1993    Morgan Stanley Funds and the                   Covey (time management
1 Utah Center                                              TCW/DW Term Trusts; formerly                   systems), BMW Bank of
201 S. Main Street                                         United States Senator (R-Utah)                 North America, Inc.
Salt Lake City, UT                                         (1974-1992) and Chairman,                      (industrial loan
                                                           Senate Banking Committee                       corporation), United
                                                           (1980-1986); formerly Mayor of                 Space Alliance (joint
                                                           Salt Lake City, Utah                           venture between Lockheed
                                                           (1971-1974); formerly                          Martin and the Boeing
                                                           Astronaut, Space Shuttle                       Company) and Nuskin Asia
                                                           Discovery (April 12-19, 1985);                 Pacific (multilevel
                                                           Vice Chairman, Huntsman                        marketing); member of the
                                                           Corporation (chemical                          board of various civic
                                                           company); member of the Utah                   and charitable
                                                           Regional Advisory Board of                     organizations.
                                                           Pacific Corp.

Wayne E. Hedien (68)             Trustee   Since           Retired; Director or Trustee         129       Director of The PMI Group
c/o Mayer, Brown, Rowe & Maw               September 1997  of the Morgan Stanley Funds                    Inc. (private mortgage
Counsel to the                                             and the TCW/DW Term Trusts;                    insurance); Trustee and
Independent Trustees                                       formerly associated with the                   Vice Chairman of The
1675 Broadway                                              Allstate Companies                             Field Museum of Natural
New York, NY                                               (1966-1994), most recently as                  History; director of
                                                           Chairman of The Allstate                       various other business
                                                           Corporation (March                             and charitable
                                                           1993-December 1994) and                        organizations.
                                                           Chairman and Chief Executive
                                                           Officer of its wholly-owned
                                                           subsidiary, Allstate Insurance
                                                           Company (July 1989-December
                                                           1994).

MORGAN STANLEY S&P 500 INDEX FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED


                                                                                              NUMBER OF
                                              TERM OF                                      PORTFOLIOS IN
                                             OFFICE AND                                        FUND
                              POSITION(S)    LENGTH OF                                       COMPLEX
  NAME, AGE AND ADDRESS OF     HELD WITH       TIME          PRINCIPAL OCCUPATION(S)         OVERSEEN      OTHER DIRECTORSHIPS
   INDEPENDENT TRUSTEE        REGISTRANT      SERVED*          DURING PAST 5 YEARS          BY TRUSTEE**      HELD BY TRUSTEE
----------------------------  ----------- ---------------- ------------------------------- -------------- ------------------------
Dr. Manuel H. Johnson (53)       Trustee   Since           Chairman of the Audit                129       Director of NVR, Inc.
c/o Johnson Smick                          July 1991       Committee and Director or                      (home construction);
International, Inc.                                        Trustee of the Morgan Stanley                  Chairman and Trustee of
1133 Connecticut Avenue, N.W.                              Funds and the TCW/DW Term                      the Financial Accounting
Washington, D.C.                                           Trusts; Senior Partner,                        Foundation (oversight
                                                           Johnson Smick International,                   organization of the
                                                           Inc., a consulting firm;                       Financial Accounting
                                                           Co-Chairman and a founder of                   Standards Board).
                                                           the Group of Seven Council
                                                           (G7C), an international
                                                           economic commission; formerly
                                                           Vice Chairman of the Board of
                                                           Governors of the Federal
                                                           Reserve System and Assistant
                                                           Secretary of the U.S.
                                                           Treasury.


Michael E. Nugent (66)           Trustee   Since           Chairman of the Insurance            207       Director of various
c/o Triumph Capital, L.P.                  July 1991       Committee and Director or                      business organizations.
237 Park Avenue                                            Trustee of the Morgan Stanley
New York, NY                                               Funds and the TCW/DW Term
                                                           Trusts; director/ trustee of
                                                           various investment companies
                                                           managed by Morgan Stanley
                                                           Investment Management Inc. and
                                                           Morgan Stanley Investments LP
                                                           (since July 2001); General
                                                           Partner, Triumph Capital,
                                                           L.P., a private investment
                                                           partnership; formerly Vice
                                                           President, Bankers Trust
                                                           Company and BT Capital
                                                           Corporation (1984-1988).


MORGAN STANLEY S&P 500 INDEX FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED

INTERESTED TRUSTEES:





                                                                                              NUMBER OF
                                              TERM OF                                      PORTFOLIOS IN
                                             OFFICE AND                                        FUND
                              POSITION(S)    LENGTH OF                                       COMPLEX
  NAME, AGE AND ADDRESS OF     HELD WITH       TIME          PRINCIPAL OCCUPATION(S)         OVERSEEN      OTHER DIRECTORSHIPS
   INDEPENDENT TRUSTEE        REGISTRANT      SERVED*          DURING PAST 5 YEARS          BY TRUSTEE**      HELD BY TRUSTEE
----------------------------  ----------- ---------------- ------------------------------- -------------- ------------------------
Charles A. Fiumefreddo (69)    Chairman    Since           Chairman and Director or             129       None
c/o Morgan Stanley Trust       and         July 1991       Trustee of the Morgan Stanley
Harborside Financial Center,   Director                    Funds and the TCW/DW Term
Plaza Two,                     or Trustee                  Trusts; formerly Chairman,
Jersey City, NJ                                            Chief Executive Officer and
                                                           Director of the Investment
                                                           Manager, the Distributor and
                                                           Morgan Stanley Services,
                                                           Executive Vice President and
                                                           Director of Morgan Stanley DW,
                                                           Chairman and Director of the
                                                           Transfer Agent, and Director
                                                           and/or officer of various
                                                           Morgan Stanley subsidiaries
                                                           (until June 1998) and Chief
                                                           Executive Officer of the
                                                           Morgan Stanley Funds and the
                                                           TCW/DW Term Trusts (until
                                                           September 2002).

James F. Higgins (54)          Trustee     Since           Senior Advisor of Morgan             129       None
c/o Morgan Stanley Trust                   June 2000       Stanley (since August 2000);
Harborside Financial Center,                               Director of the Distributor
Plaza Two,                                                 and Dean Witter Realty Inc.;
Jersey City, NJ                                            Director or Trustee of the
                                                           Morgan Stanley Funds and the
                                                           TCW/DW Term Trusts (since June
                                                           2000); previously President
                                                           and Chief Operating Officer of
                                                           the Private Client Group of
                                                           Morgan Stanley (May
                                                           1999-August 2000), President
                                                           and Chief Operating Officer of
                                                           Individual Securities of
                                                           Morgan Stanley (February
                                                           1997-May 1999).

Philip J. Purcell (58)         Trustee     Since           Director or Trustee of the           129       Director of American
1585 Broadway                              April 1994      Morgan Stanley Funds and the                   Airlines, Inc. and its
New York, NY                                               TCW/DW Term Trusts; Chairman                   parent company, AMR
                                                           of the Board of Directors and                  Corporation.
                                                           Chief Executive Officer of
                                                           Morgan Stanley and Morgan
                                                           Stanley DW; Director of the
                                                           Distributor; Chairman of the
                                                           Board of Directors and Chief
                                                           Executive Officer of Novus
                                                           Credit Services Inc.; Director
                                                           and/or officer of various
                                                           Morgan Stanley subsidiaries.

------------
* Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

MORGAN STANLEY S&P 500 INDEX FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED

OFFICERS:





                                                       Term of
                                                      Office and
                                  Position(s)         Length of
   Name, Age and Address of        Held with             Time
      Executive Officer            Registrant          Served*                Principal Occupation(s) During Past 5 Years
----------------------------- ------------------- ----------------  ----------------------------------------------------------------
Mitchell M. Merin (49)        President and       President since   President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas   Chief Executive     May 1999 and      Investment Management (since December 1998); President,
New York, NY                  Officer             Chief Executive   Director (since April 1997) and Chief Executive Officer (since
                                                  Officer since     June 1998) of the Investment Manager and Morgan Stanley
                                                  September 2002    Services; Chairman, Chief Executive Officer and Director of
                                                                    the Distributor (since June 1998); Chairman (since June 1998)
                                                                    and Director (since January 1998) of the Transfer Agent;
                                                                    Director of various Morgan Stanley subsidiaries; President
                                                                    (since May 1999) and Chief Executive Officer (since September
                                                                    2002) of the Morgan Stanley Funds and TCW/DW Term Trusts;
                                                                    Trustee of various Van Kampen investment companies (since
                                                                    December 1999); previously Chief Strategic Officer of the
                                                                    Investment Manager and Morgan Stanley Services and Executive
                                                                    Vice President of the Distributor (April 1997-June 1998), Vice
                                                                    President of the Morgan Stanley Funds (May 1997-April 1999),
                                                                    and Executive Vice President of Morgan Stanley.

Barry Fink (47)               Vice President,     Since             General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas   Secretary and       February 1997     December 2000) of Morgan Stanley Investment Management;
New York, NY                  General Counsel                       Managing Director (since December 2000), and Secretary and
                                                                    General Counsel (since February 1997) and Director (since July
                                                                    1998) of the Investment Manager and Morgan Stanley Services;
                                                                    Assistant Secretary of Morgan Stanley DW; Vice President,
                                                                    Secretary and General Counsel of the Morgan Stanley Funds and
                                                                    TCW/DW Term Trusts (since February 1997); Vice President and
                                                                    Secretary of the Distributor; previously, Senior Vice
                                                                    President, Assistant Secretary and Assistant General Counsel
                                                                    of the Investment Manager and Morgan Stanley Services.

Thomas F. Caloia (56)         Treasurer           Since             First Vice President and Assistant Treasurer of the Investment
c/o Morgan Stanley Trust                          April 1989        Manager, the Distributor and Morgan Stanley Services;
Harborside Financial Center,                                        Treasurer of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)        Vice President      Since             Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas                       October 1998      (since February 1999) of the Investment Manager and Morgan
New York, NY                                                        Stanley Services and Chief Executive Officer and Director of
                                                                    the Transfer Agent; previously Managing Director of the TCW
                                                                    Group Inc.

Joseph J. McAlinden (59)      Vice President      Since             Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                       July 1995         Investment Manager, Morgan Stanley Investment Management Inc.
New York, NY                                                        and Morgan Stanley Investments LP; Director of the Transfer
                                                                    Agent; Chief Investment Officer of the Van Kampen Funds.

Francis Smith (37)            Vice President      Since             Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust      and Chief           September 2002    Stanley Funds and the TCW/DW Term Trusts (since September
Harborside Financial Center   Financial Officer                     2002); Executive Director of the Investment Manager and Morgan
Plaza Two,                                                          Stanley Services (since December 2001). Formerly, Vice
Jersey City, NJ                                                     President of the Investment Manager and Morgan Stanley
                                                                    Services (August 2000-November 2001), Senior Manager at
                                                                    PricewaterhouseCoopers LLP (January 1998-August 2000) and
                                                                    Associate-Fund Administration at BlackRock Financial
                                                                    Management (July 1996-December 1997).

------------
* Each Officer serves an indefinite term, until his or her successor is elected.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus.
The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.
Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]


                                                [MORGAN STANLEY LOGO]


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MORGAN STANLEY
S&P 500 INDEX FUND


ANNUAL REPORT
AUGUST 31, 2002

36007RPT-8331I02-AP-9/02
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